Debt securities issued	12 Months Ended
Dec. 31, 2022
Debt securities issued [Abstract]
Debt securities issued
24.	Debt securities issued
Debt securities issued as of December 31, 2021 and 2022 are as follows:

	2021			2022
	Interest rate (%)	Amount		Interest rate (%)	Amount
Debt securities issued in Korean won:
Debt securities issued	0.79~8.00	~~W~~	64,419,771	0.05~9.00	~~W~~	61,038,481
Subordinated debt securities issued	2.20~4.60		5,030,125	2.20~4.17		3,275,225
Gain on fair value hedges	—		(122,069)	—		(348,700)
Discount on debt securities issued	—		(38,845)	—		(37,943)

			69,288,982			63,927,063

Debt securities issued in foreign currencies:
Debt securities issued	0.25 ~ 7.59		7,462,087	0.25~7.59		9,586,831
Subordinated debt securities issued	3.34 ~ 5.10		3,307,306	3.34~5.10		4,145,264
Loss(Gain) on fair value hedges	—		130,392	—		(324,901)
Discount on debt securities issued	—		(39,404)	—		(45,474)

			10,860,381			13,361,720

		~~W~~	80,149,363		~~W~~	77,288,783